                           Morgan, Lewis & Bockius LLP
                               1800 M Street N.W.
                             Washington, D.C. 20036


August 4, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      Rydex Series Funds (File Nos. 33-59692 and 811-07584)
         -----------------------------------------------------
         Filing Pursuant to Rule 497(j)
         ------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Investor and Advisor Class Prospectuses and the Statement of Additional Information dated August 1, 2000 do not differ from those contained in the Trust's Post-Effective Amendment No. 39 which was filed via EDGAR on July 28, 2000.

Please contact me at (202) 467-7654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire